SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION
10.	SHARE-BASED COMPENSATION

The following table presents the classification of the Company’s share-based compensation expenses:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Origination and servicing	10,345	3,167	3,159
General and administrative	80,599	8,870	5,021
Research and development	48,578	10,170	5,461
Sales and marketing	8,060	8,445	1,545
Total	147,582	30,652	15,186

In September 2016, Jiayin Finance approved an employee incentive plan (the “2016 Plan”) and utilized a limited liability partnership (“LLP”) as a vehicle to hold 13,500,000 shares that will be used under the 2016 Plan. The shares were contributed by the Founder, representing 27% of Jiayin Finance’s total outstanding shares at the time. A company controlled by the Founder is the general partner (“GP”) of the LLP.

The purpose of the LLP is to allow employees of the Company to receive share-based incentives. The LLP has no activities other than administrating the 2016 Plan and does not have any employees. On behalf of the Company and subject to approval of board of director of the Parent Company, the Founder, as the controller of LLP has the authority to select the eligible participants to whom awards will be granted; determine the number of shares granted; and establish the terms, conditions and provision of such awards.

The 2016 Plan allows the grantees to hold options to purchase LLP shares from the GP or the designated persons to indirectly hold the equity shares of Jiayin Finance.

In September 2016, Jiayin Finance granted options to acquire certain LLP shares, equivalent of 13,321,500 ordinary shares of Jiayin Finance with the exercise price of RMB3.5 per share to employees of the Company pursuant to the 2016 Plan. Options have a 4.5-year life and vest at 15%, 25%, 30%, and 30% respectively at March 31, 2017, 2018, 2019 and 2020 respectively.

In October 2018, Jiayin Finance granted options to acquire certain LLP shares, equivalent of 2,851,600 ordinary shares of Jiayin Finance with the exercise price of RMB3.5 per share to employees of the Company pursuant to the 2016 Plan. Options have a 4.5-year life and vest at 15%, 25%, 30%, and 30% respectively at March 31, 2019, 2020, 2021 and 2022 respectively.

10.	SHARE-BASED COMPENSATION – continued

For illustration purposes, all the share information disclosed in this section refers to the shares of Jiayin Finance the grantees are entitled through LLP shares. The additional grants in October 2018 include the 2,851,600 shares from options forfeited in relation to the options granted in September 2016, which were automatically released to the 2016 Plan.

The awards are in substance share-based expenses incurred by the controlling Founder on behalf of the Parent Company. The related expenses are reflected in the Parent Company’s consolidated financial statements as share-based compensation expenses with an offsetting to additional paid-in capital. Given the shares owned by the LLP for the purpose of the 2016 Plan are existing outstanding shares of Jiayin Finance, the option does not have dilution effect on income per share (see Note 12).

In February 2019, the Company adopted the 2019 Share Incentive Plan (“2019 Plan”), effectively upon the completion of the Parent Company’s initial public offering (“IPO”) to replace the 2016 Plan on a 4:1 ratio. The 2019 Plan contains performance vesting condition related to the operation results of the Company and the business department the grantee belongs to, as well as the grantee’s individual performance. The modification did not result in any incremental value. In connection with the adoption of 2019 Plan, the Company cancelled 2,377,000 and 1,169,000 share options granted in September 2016 and October 2018, respectively. Total unrecognized share-based compensation expense of RMB39,390 associated with the cancelled options was immediately recognized in the consolidated statement of comprehensive income upon cancellation for the year ended December 31, 2019.

In November, 2019, the Company granted four batches options equivalent of 288,000 share options of Jiayin Group with the exercise price of RMB3.5 per share to employees pursuant to the 2019 Plan.

In November, 2020, the Company granted four batches options equivalent of 1,583,000 share options of Jiayin Group with the exercise price of RMB3.5 per share to employees pursuant to the 2019 Plan.

In August, 2021, the Company granted one batch options equivalent of 108,400 share options of Jiayin Group with the exercise price of RMB3.5 per share to a then employee pursuant to the 2019 Plan. The options were fully exercised in year 2021.

The Company uses a binominal pricing model to estimate the fair value of the above options granted under the 2019 Plan. The model requires the input of subjective assumptions including the estimated expected stock price volatility, dividend yield, time to maturity and the exercise multiple. For expected volatilities, as the length of time has been short since Company went to public, the Company has made reference to the historical price volatilities of several comparable companies in the same industry as the Company. For the exercise multiple, it is based on management’s estimation, which the Company believes is representative of the future exercise pattern of the options. The risk-free rate for periods within the contractual life of the option is based on the China or US Government Bond with maturity similar to the maturity of the options as of valuation.

The following assumptions were applied to estimate the fair value of the options granted in 2019 and 2020 at the date of grant:

	November 2019	November 2020
Average risk-free rate of interest	1.57%-1.69%	0.23%-0.60%
Estimated volatility rate	42.86%-45.28%	49.74%-53.91%
Exercise multiples	2.8	2.8
Dividend yield	0.00%	0.00%
Time to maturity	0-3 years	0-3 years
Fair value per underlying ordinary share	RMB53.43	RMB18.33

      The weighted average grant date fair value of options granted during the year ended December 31, 2019, 2020 and 2021 was RMB50.36 per share, RMB14.78 per share and RMB18.60 per share, respectively.

10.	SHARE-BASED COMPENSATION – continued

The summary of the aggregate option activities and information regarding options outstanding for the years ended as of December 31, 2020 and 2021 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2020	4,380	3.5	2.63	118,421
Granted	108
Exercised	(2,101)
Forfeited	(636)
Options outstanding at December 31, 2021	1,751	3.5	1.91	45,349
Options exercisable at December 31, 2021	766	3.5	1.38	16,233
Options vested or expected to be vested at December 31, 2021	1,751	3.5	1.91	45,349

As of December 31, 2021, there was RMB12,940 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted average period of 1.91 years.